Share-based compensation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	¥ 106,571	$ 15,500	¥ 40,719	¥ 32,326
Origination and servicing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	46,687	6,790	0	18,473
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	45,104	6,560	35,223	0
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	¥ 14,780	$ 2,150	¥ 5,496	¥ 13,853